NOTE 24 - Financial Income: Schedule of Financial Income (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Financial Income
	For the year ended December 31,
	2025	2024
Interest on cash and cash equivalents	54	-
Total	54	-